2 Regulatory framework	12 Months Ended
Dec. 31, 2020
Regulatory Framework
Regulatory framework
Note	2 | Regulatory framework

a)	Concession

The term of the concession is 95 years, which may be extended for an additional maximum period of 10 years. The term of the concession is divided into management periods. At the end of each management period, the Class “A” shares representing 51% of edenor‘s share capital, currently held by PESA, must be offered for sale through a public bidding. If PESA makes the highest bid, it will continue to hold the Class “A” shares, and no further disbursements will be necessary. On the contrary, if PESA is not the highest bidder, then the bidder who makes the highest bid shall pay PESA the amount of the bid in accordance with the conditions of the public bidding. The proceeds from the sale of the Class “A” shares will be delivered to PESA after deducting any amounts receivable to which the Grantor of the concession may be entitled. The current management period ends on December 31, 2021.

The Company has the exclusive right to render electric power distribution and sales services within the concession area to all the customers who are not authorized to obtain their power supply from the MEM, thus being obliged to supply all the electric power that may be required in due time and in accordance with the established quality levels. In addition, the Company must allow free access to its facilities to any MEM agents whenever required, under the terms of the Concession. No specific fee must be paid by the Company under the Concession Agreement during the term of the concession.

The Company is subject to the terms and conditions of its Concession Agreement and the provisions of the Regulatory Framework comprised of Federal Laws Nos. 14,772, 15,336 and 24,065, resolutions and regulatory and supplementary regulations issued by the authorities responsible for this matter, with the Company being responsible for the provision of the public service of electricity distribution and sale with a satisfactory quality level, complying for such purpose with the requirements set forth in both the aforementioned agreement and the Regulatory Framework.

Failure to comply with the established guidelines will result in the application of fines, based on the economic damage suffered by the customer when the service is provided in an unsatisfactory manner, the amounts of which will be determined in accordance with the methodology stipulated in the above-mentioned agreement. The ENRE is the authority in charge of controlling strict compliance with the pre-established guidelines.

b)	Electricity rate situation

In 2020, the Company made different presentations to the ENRE with the estimates of the electricity rate schedules that were to be applied during the year according to the terms of the Electricity Rate Schedules Maintenance Agreement entered into by and between the Company and the Federal Government, disclosed in Note 2.b) to the Financial Statements as of December 31, 2019; however, the ENRE has instructed the Company not to applied them, in the framework of the economic emergency and in accordance with Law No. 27,541 on Social Solidarity and Production Reactivation.

At the date of issuance of these financial statements, the Company has duly submitted to the ENRE the adjustment request of its Own Distribution Costs (CPD), pursuant to the provisions of Appendix XV of ENRE Resolution No. 63/2017 “Procedure for determining the electricity rate schedule”, in accordance with the following detail:

Period	Date of application	CPD adjustment
Jan. 19 - Jun. 19	Aug. 19 (1)	19.05%
Jul. 19 - Dec. 19	Feb. 20	24.65%
Jan. 20 - Jun. 20	Aug. 20	12.97%

(1)    The CPD adjustment applicable in August 2019 was deferred until January 2020 by means of the Electricity Rate Schedule Maintenance Agreement, and was finally not applied.

The indicated CPD and the other concepts detailed in the “Electricity Rate Schedules Maintenance Agreement” entered into with the Federal Government on September 19, 2019, neither transferred to tariffs nor authorized to be collected by other means accumulate as of December 31, 2020 a total of approximately $ 20,939 million, excluding interest.

On December 11, 2020, by means of Executive Order No. 990/20, the 2021 Budget Law was partially approved. In its section 87, the law provides for a system for the settlement of debts with CAMMESA and/or the MEM accumulated by Electricity Distribution Companies as of December 31, 2020, whether on account of the consumption of energy, power, interest and/or penalties, in accordance with the conditions to be set out by the application authority, which may provide for credits equivalent to up to five times the monthly average bill or to sixty-six percent of the existing debt, whereas the remaining debt is to be paid in up to sixty monthly installments, with a grace period of up to six months, and at the rate in effect in the MEM, reduced by fifty percent.

Consequently, by means of Resolution 40/2021, the Energy Secretariat implemented a “Special System for the Regularization of Payment Obligations” of Electricity Distribution Companies that are agents of the MEM for the debts held with CAMMESA and/or the WHOLESALE ELECTRICITY MARKET whether on account of the consumption of energy, power, interest and/or penalties, accumulated as of September 30, 2020. It also implemented a “Special System of Credits” for those Electricity Distribution Companies that are agents of the MEM and have no debts with CAMMESA and/or the MEM or whose debts are regarded as being within reasonable values vis-à-vis their levels of transactions as of September 30, 2020.

Furthermore, on December 16, 2020, by means of Executive Order No. 1020/20, the PEN provided for the commencement of the Tariff Structure Review renegotiation process, which may not exceed two years, suspending until then the Agreements relating to the respective Tariff Structure Reviews in effect, with the scope to be determined in each case by the Regulatory Authorities. It is provided that Interim Renegotiation Agreements may be entered into, which modify to a limited extent the particular conditions of the tariff review imposing a Transitional Tariff System until a Definitive Renegotiation Agreement is reached.

Moreover, the freeze on electricity rates was extended until March 31, 2021, or until the new transitional electricity rate schedules resulting from the Transitional Tariff System come into effect, whichever occurs first.

In that framework, on January 19, 2021, the ENRE issued Resolution No. 16, providing for the commencement of the transitional tariff adjustment procedure, with the aim of setting a Transitional Tariff System until a Definitive Renegotiation Agreement is reached, and inviting edenor to participate in it. To that end, the Regulatory Authority has requested as a first measure that it be provided with certain financial information as well as with information about the 2021-2022 investment plan, on the basis of the investment plan set forth in the 2017 RTI.

Furthermore, the ENRE’s administrative intervention provided for by Executive Order No. 277/20, was extended until December 31, 2021, or until the tariff review renegotiation is finalized.

At the date of issuance of these financial statements, the implementation of the system for the settlement of debts with CAMMESA and the RTI renegotiation process were still underway and the outcome thereof was still uncertain; therefore, the Company is still assessing the scope and implications of such acts.

Finally, on February 24, 2021, by means of Resolution No. 53/2021, the ENRE called a Public Hearing to be held on March 30, 2021 to inform and listen to opinions about the Transitional Tariff System to be applied to Distributors Edesur and edenor.

c)	Effects related to the COVID-19

1.      Suspension of customer service in commercial offices: on March 21, 2020, by means of Resolution No. 3/2020, the ENRE resolved to instruct distribution companies to: i) immediately suspend customer service, with the closure of all the commercial offices during the mandatory and preventive social isolation period; ii) implement an electronic system to deal with customer commercial proceedings/inquiries and claims; and iii) provide only for the movement of those human resources required for the continuity of the essential provision of the public service of electricity distribution in the technical and operational aspects of their respective areas.

2.      Prohibition against the interruption of service provision: on March 25, 2020 the PEN issued DNU No. 311/2020 and its subsequent regulation, as amended, prohibiting utility companies from shutting off services to certain customers (detailed therein) as from March 1, 2020; later, by DNU 543/2020 and 756/2020, the aforementioned prohibition was extended until December 31, 2020. Additionally, the Order provides that the customers who have a prepaid system and do not pay for the recharges, will receive the service as normal and usual during that same period. The detailed aspects impact directly the Company’s operations, its economic and financial situation, and outlook as the necessary resources to deal with those situations have not been defined.

3.      System of payment for the service: by means of Resolution No. 173/2020 (which regulates DNU 311/2020, as amended by DNU 756/2020), on April 18, 2020, the Ministry of Productive Development provided that the consumers benefitted from the prohibition against the interruption of the service due to non-payment of up to seven bills (universe of customers mentioned in the preceding paragraph), may pay their unpaid bills for the electricity distribution service in up to 30 monthly, equal and consecutive installments with an interest rate to be determined by the application authority, with the first installment maturing on December 31, 2020. This resolution applies only to a specific group of customers, which is deemed to be in a more vulnerable situation, detailed in the resolution, and whose scope at the date of issuance of these financial statements is still pending definition by the application authority. Furthermore, the financing may be applied to the purchase of energy the Company makes from the MEM associated with these consumptions.

4.      Consumption estimate: in the framework of the mandatory and preventive social isolation provided for by the PEN and the provisions of ENRE Resolution No. 3/2020, on April 13, 2020, the Regulatory Authority authorized the Company to apply the methodology for validating meter readings and consumption estimates (ENRE Resolution No. 209/2018), excluding the cases of remote readings and non-metered consumptions. Furthermore, the ENRE issued two instructions, one of them on April 30, 2020 and the other on May 5, 2020, in relation to the application of the aforementioned methodology, mainly with regard to the communication to be provided to customers, the mechanisms for challenging meter readings and the information about this process to be provided on a periodical basis to the Regulatory Authority. Subsequently, on May 6, 2020, the ENRE authorized Distribution Companies to perform meter reading activities for the electricity consumption of medium and large demand user categories, tariff 2 and 3.

In this regard, by means of Resolution No. 27/2020, the ENRE resolved that in the case of T1R (small-demand residential tariff) category users with no remote meter reading, the lowest consumption recorded over the last three years prior to the issuance of the bill for the same estimated period is to be applied until actual meter readings are available.

Furthermore, by means of Resolution No. 35/2020, the ENRE resolved that T2 (medium-demand), T3 (large-demand) and Wheeling system tariff category users subject to compliance with the mandatory lockdown, who have suffered a reduction of at least 50% in their demand for power, may either suspend payment or make partial payments on account of the contracted power under electricity supply contracts, until 70% of the demand is recovered, maintaining the obligation to pay the other charges.

Finally, by means of note dated May 15, 2020, the ENRE instructed the Company to begin to carry out reading tasks of T1 (small-demand tariff) users’ meters so that the billing reflects actual consumption.

In this regard, it was provided that if from the previous consumption estimate process a difference arises in favor of the user, it must be reimbursed by the Company in the first bill with actual reading. Furthermore, if the difference is in favor of the Company, the resulting amount will have to be paid in 6 equal and consecutive installments, which will be included in the bills to be issued with the consumption recorded as from September 1, 2020, which was extended to November 1, 2020. Finally, by means of note dated October 26, 2020, the ENRE suspended the commencement of the payment of the installments of the amounts owed by T1 (small-demand tariff) users until new instructions are given in this regard. The cumulative amount pending collection totals $ 552 million.

Furthermore, by means of DNU No. 875/2020 of November 7, 2020, the PEN provided for the Mandatory and Preventive Social Distancing, eliminating certain restrictions in the CABA and the AMBA.

Finally, on February 18, 2021, by means of Resolution No. 37, the ENRE instructed the Company to issue neither Debit Notes nor Supplementary bills for unrecorded consumption, as well as to refrain from suspending electricity supplies due to non-payment of amounts originated from the recovery of energy.

All that which has been previously described impacts the Company’s economic and financial situation.

d)	Change of Jurisdiction and Regularization of Obligations

On February 19, 2021, the Company assented to the Agreement on the Joint Exercise of the Regulation and Control of the Public Service of Electricity Distribution entered into by the Federal Government, the PBA and the CABA, whereby it is recognized that the Federal Government currently retains the ownership and capacity as Grantor of the Concession of the public service of electricity distribution in the Company’s concession area, being it agreed that a number of instruments related to the transfer of the referred to service to the local jurisdictions will no longer be in effect and that a Tripartite agency in charge of the activity’s regulation and control will be set up. On February 23, 2021, such agreement was ratified by the Company’s Extraordinary Shareholders’ Meeting.

With regard to the Agreement on the Regularization of Payment Obligations, as of December 31, 2019 a profit of $ 23,270 million was recognized, which did not imply any cash inflows. The Agreement consisted of edenor‘s abandoning certain actions to which it might be entitled against the Federal Government and its undertaking to carry out additional investments aimed at improving the service in general. In return, the Federal Government fully offset pending payment obligations with the MEM and partially cancelled both loans for consumption (mutuums) granted by CAMMESA and certain penalties in its favor.

e)	Penalties

The ENRE is empowered to control the quality levels of the technical product and service, the commercial service and the compliance with public safety regulations, as provided for in the Concession Agreement. If the Distribution Company fails to comply with the obligations assumed, the ENRE may apply the penalties stipulated in the aforementioned Agreement.

As of December 31, 2020 and 2019, the Company has recognized in its financial statements the penalties accrued, whether imposed or not yet issued by the ENRE, relating to the control periods elapsed as of those dates, following the criteria and estimates available, which may differ from the actual ones.

Furthermore, ENRE Resolution No. 63/17 has set out the control procedures, the service quality assessment methodologies, and the penalty system, applicable as from February 1, 2017, for the 2017 – 2021 period.

In accordance with the provisions of Sub-Appendix XVI to the referred to Resolution, the Company is required to submit in a term of 60 calendar days the calculation of global indicators, interruptions for which force majeure had been alleged, the calculation of individual indicators, and will determine the related discounts, crediting the amounts thereof within 10 business days. In turn, the ENRE will examine the information submitted by the Company, and in the event that the crediting of such discounts were not verified will impose a fine, payable to the Federal Government, equivalent to twice the value that should have been recorded.

In this regard, the ENRE has implemented an automatic penalty mechanism in order that the discounts on account of deviations from the established limits may be credited to customers within a term of 60 days as from the end of the controlled six-month period.

The penalty system provides that penalties are updated in accordance with the variation of the Distributor’s CPD or by the energy tariff average price, as the case may be. Subsequently, in different resolutions related to commercial penalties and penalties relating to the safety on streets and public spaces, the Regulatory Authority provided for the application of increases and adjustments, applying for such purpose a criterion different from the one applied by the Company.

On June 3, 2020, by means of Resolution No. 42/2020, the ENRE approved the new methodology for crediting and distributing the penalties payable to all the active users, and the regulations of the methodology for crediting the penalties payable to disconnected users, as well as the manner in which distribution companies must produce that information and send it to the ENRE. As of December 31, 2020, the totality of the penalties payable to active users has been credited.

By means of Resolution No. 15/2021, the ENRE approved the new methodology for crediting and distributing the penalties payable to all the Active Users and the modality of crediting penalties to the Solidarity Account for Users in Vulnerable Situations, as well as the manner in which edenor must produce that information and send it to the ENRE

At the date of issuance of these financial statements, and despite the unilateral breach by the grantor of the concession of the Electricity Rate Schedules Maintenance Agreement signed with the Federal Government on September 19, 2019, mentioned in the Financial Statements as of December 31, 2019, the Company has complied with the payment of the six penalty-related installments, whose payment had been deferred.

f)	Framework agreement

On December 16, 2020, the “Agreement on the Development of the Preventive and Corrective Maintenance Work Plan for the Electricity Distribution Network of the Buenos Aires Metropolitan Area”, was signed with the Federal Government and the province of Buenos Aires, to guarantee the electricity supply to vulnerable neighborhoods of the Buenos Aires Metropolitan Area.

As of December 31, 2020, the debt for the electricity supplied in the October 2017 – July 2020 period to low-income areas and shantytowns in edenor’s concession area amounted to $ 2,126 million. Furthermore, it is necessary to consider an amount that will be equivalent to the total consumption of vulnerable neighborhoods between August and December 2020.

All these amounts will be applied to the Work Plan in order that the necessary investment and preventive and corrective maintenance works can be carried out in the networks in charge of distribution companies and related to vulnerable neighborhoods and other areas of the concession area, with the aim of improving the service therein provided and meeting the contingencies and any peak demand that often occurs in the summer.

On January 14, 2021, the Company received the first disbursement for $ 1,500 million; the second disbursement for $ 500 million is expected to be received in the first quarter of 2021; the third disbursement for $ 500 million in the second quarter of 2021; and the fourth disbursement in accordance with that which the ENRE will validate and inform about the vulnerable neighborhoods’ total consumption between August and December 2020. The aforementioned disbursements are subject to both compliance with the Work Plan mentioned in the previous paragraph and the control thereof by the ENRE and the Federal Government.

g)	Restriction on the transfer of the Company’s common shares

The by-laws provide that Class “A” shareholders may transfer their shares only with the prior approval of the ENRE. The ENRE must communicate its decision within 90 days upon submission of the request for such approval, otherwise the transfer will be deemed approved.

Furthermore, Caja de Valores S.A. (the Public Register Office), which keeps the Share Register of the shares, is entitled (as stated in the by-laws) to reject such entries which, at its criterion, do not comply with the rules for the transfer of common shares included in (i) the Business Organizations Law, (ii) the Concession Agreement and (iii) the By-laws.

In addition, the Class “A” shares will be pledged during the entire term of the concession as collateral to secure the performance of the obligations assumed under the Concession Agreement.

In connection with the issuance of Corporate Notes, during the term thereof, PESA is required to be the beneficial owner and owner of record of not less than 51% of the Company’s issued, voting and outstanding shares, otherwise the maturity of principal of the corporate notes could be accelerated.